Subsequent Events (Details Narrative) (10-K) - USD ($)												1 Months Ended	3 Months Ended		4 Months Ended		12 Months Ended
	May 09, 2020	Apr. 21, 2020	Apr. 08, 2020	Feb. 24, 2020	Feb. 18, 2020	Feb. 12, 2020	Jan. 23, 2020	Dec. 31, 2019	Oct. 19, 2019	Jul. 02, 2019	May 24, 2019	Oct. 26, 2018	Mar. 31, 2020	Mar. 31, 2019	May 15, 2020	May 14, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Number of common stock shares issued						1,540,000
Shares issued price per share						$ 5.00
Proceeds from initial public offering						$ 6,780,000							$ 6,780,000					$ 85,576
Payments for other fees						$ 920,000
Number of warrants issued						123,200							123,200
Debt principal amount								$ 1,415,265									1,415,265
Litigation settlement amount							$ 130,185
Profession Service Agreement [Member]
Subsequent Event [Line Items]
Number of common stock shares issued					300,000
Number of warrants issued					100,000
Warrant term					3 years
Warrant exercise price					$ 5.00
Agreement term, description					The term of the agreement commences from the effective date on February 18, 2020 and expires on February 18, 2021.
Consulting Agreement [Member]
Subsequent Event [Line Items]
Number of common stock shares issued				10,000				500		1,642
Agreement term, description				The term of the agreement is for two months from the effective date on February 27, 2020 and expired on April 27, 2020.
Consulting expenses				$ 107,500							$ 5,000
Employment Agreements [Member]
Subsequent Event [Line Items]
Proceeds from initial public offering												$ 3,000,000					$ 5,000,000
Board of Directors [Member]
Subsequent Event [Line Items]
Number of common stock shares issued									3,748
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of common stock shares issued		51,105
Proceeds from initial public offering																$ 6,780,000
Payments for other fees																$ 920,000
Debt principal amount															$ 150,000
Original issue discount, percentage															20.00%
Debt instrument maturity date															Feb. 21, 2020
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Agreement term, description			The term of the agreement commences on the signing date of the agreement and ends on April 1, 2021
Options to acquire shares			200,000
Options exercise price			$ 2.50
Subsequent Event [Member] | Employment Agreements [Member]
Subsequent Event [Line Items]
Number of common stock shares issued		216,783
Subsequent Event [Member] | Paycheck Protection Program Promissory Note and Agreement [Member]
Subsequent Event [Line Items]
Debt instrument maturity date	May 09, 2022
Proceeds from loan	$ 866,300
Debt instrument interest rate	1.00%
Subsequent Event [Member] | Paycheck Protection Program Promissory Note and Agreement [Member] | Greater Nevada Credit Union [Member] | PPP Loan [Member]
Subsequent Event [Line Items]
Debt instrument maturity date	May 09, 2022
Proceeds from loan	$ 866,300
Debt instrument interest rate	1.00%
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Number of stock issued as compensation		$ 25,616